Borrowings - Summary of Debt Securities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Borrowings [abstract]
General borrowings	₩ 53,070,565		₩ 52,433,193
Bonds sold under repurchase agreements and others	13,430,104		12,803,106
Call money	4,227,727		2,840,713
Total	₩ 70,728,396	$ 48,962,234	₩ 68,077,012